FAIR-VALUE MEASUREMENT (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
FAIR-VALUE MEASUREMENT
Short-term investments (including available-for-sale debt securities measured at fair value of RMB 34,316 and RMB 36,586 as of December 31, 2022 and 2023, respectively)	¥ 36,586	$ 5,153	¥ 34,316
Long-term investments (including available-for-sale debt securities measured at fair value of RMB 148,819 and RMB 167,102 as of December 31, 2022 and 2023, respectively)	1,693,611	$ 238,540	1,686,628
Recurring Basis
FAIR-VALUE MEASUREMENT
Available-for-sale investments	209,744		187,548
Recurring Basis | Redeemable Preferred Shares
FAIR-VALUE MEASUREMENT
Long-term investments (including available-for-sale debt securities measured at fair value of RMB 148,819 and RMB 167,102 as of December 31, 2022 and 2023, respectively)	126,406		110,078
Recurring Basis | Fair Value, Inputs, Level 1
FAIR-VALUE MEASUREMENT
Available-for-sale investments	6,056		4,413
Recurring Basis | Significant Other Observable Inputs Level 2
FAIR-VALUE MEASUREMENT
Available-for-sale investments	117,153		37,044
Recurring Basis | Significant Other Observable Inputs Level 2 | Redeemable Preferred Shares
FAIR-VALUE MEASUREMENT
Long-term investments (including available-for-sale debt securities measured at fair value of RMB 148,819 and RMB 167,102 as of December 31, 2022 and 2023, respectively)	68,560		37,044
Recurring Basis | Significant Unobservable Inputs Level 3
FAIR-VALUE MEASUREMENT
Available-for-sale investments	86,535		146,091
Recurring Basis | Significant Unobservable Inputs Level 3 | Redeemable Preferred Shares
FAIR-VALUE MEASUREMENT
Long-term investments (including available-for-sale debt securities measured at fair value of RMB 148,819 and RMB 167,102 as of December 31, 2022 and 2023, respectively)	57,846		73,034
Recurring Basis | Convertible Bond
FAIR-VALUE MEASUREMENT
Short-term investments (including available-for-sale debt securities measured at fair value of RMB 34,316 and RMB 36,586 as of December 31, 2022 and 2023, respectively)	36,586		34,316
Long-term investments (including available-for-sale debt securities measured at fair value of RMB 148,819 and RMB 167,102 as of December 31, 2022 and 2023, respectively)	40,696		38,741
Recurring Basis | Convertible Bond | Significant Other Observable Inputs Level 2
FAIR-VALUE MEASUREMENT
Short-term investments (including available-for-sale debt securities measured at fair value of RMB 34,316 and RMB 36,586 as of December 31, 2022 and 2023, respectively)	7,897
Long-term investments (including available-for-sale debt securities measured at fair value of RMB 148,819 and RMB 167,102 as of December 31, 2022 and 2023, respectively)	40,696
Recurring Basis | Convertible Bond | Significant Unobservable Inputs Level 3
FAIR-VALUE MEASUREMENT
Short-term investments (including available-for-sale debt securities measured at fair value of RMB 34,316 and RMB 36,586 as of December 31, 2022 and 2023, respectively)	28,689		34,316
Long-term investments (including available-for-sale debt securities measured at fair value of RMB 148,819 and RMB 167,102 as of December 31, 2022 and 2023, respectively)			38,741
Recurring Basis | Equity securities without readily determinable fair value
FAIR-VALUE MEASUREMENT
Long-term investments (including available-for-sale debt securities measured at fair value of RMB 148,819 and RMB 167,102 as of December 31, 2022 and 2023, respectively)	6,056		4,413
Recurring Basis | Equity securities without readily determinable fair value | Fair Value, Inputs, Level 1
FAIR-VALUE MEASUREMENT
Long-term investments (including available-for-sale debt securities measured at fair value of RMB 148,819 and RMB 167,102 as of December 31, 2022 and 2023, respectively)	¥ 6,056		¥ 4,413